per share amounts	6 Months Ended
Jun. 30, 2018
per share amounts
per share amounts

12per share amounts

Basic net income per Common Share is calculated by dividing net income attributable to Common Shares by the total weighted average number of Common Shares outstanding during the period. Diluted net income per Common Share is calculated to give effect to share option awards and restricted stock units.

The following table presents the reconciliations of the denominators of the basic and diluted per share computations. Net income was equal to diluted net income for all periods presented.

	Three months		Six months
Periods ended June 30 (millions)	2018	2017	2018	2017
Basic total weighted average number of Common Shares outstanding	596	592	595	591
Effect of dilutive securities
Share option awards	—	1	—	1

Diluted total weighted average number of Common Shares outstanding	596	593	595	592

For the three-month and six-month periods ended June 30, 2018 and 2017, no outstanding TELUS Corporation share option awards were excluded in the computation of diluted net income per Common Share.